Property, Plant and Equipment, net	12 Months Ended
Dec. 28, 2013
Property, Plant and Equipment, net

(7) Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following as of year-end 2013 and 2012:

	2013	2012
Land (mineral bearing) and asset retirement costs	$107,007	$106,135
Land (non-mineral bearing)	81,331	69,560
Buildings and improvements	77,535	78,168
Plants, machinery and equipment	680,942	623,949
Truck and auto fleet	19,165	19,399
Landfill airspace and improvements	46,841	46,841
Construction in progress	29,560	20,734
Other	1,779	5,134

Property, plant and equipment	1,044,160	969,920
Less accumulated depreciation, depletion and amortization	(212,382)	(156,313)

Property, plant and equipment, net	$831,778	$813,607

Depreciation, depletion and amortization expense of property, plant and equipment was $71.4 million, $68.6 million and $61.8 million for the years ended December 28, 2013, December 29, 2012 and December 31, 2011, respectively.

Property, plant and equipment at year-end 2013 and 2012 include $11.3 million (net of $1.3 million accumulated amortization) and $3.1 million (net of $0.2 million accumulated amortization), respectively, of capital leases for certain equipment and a building. Approximately $2.1 million of the future obligations associated with the capital leases are included in accrued expenses and the present value of the remaining capital lease payments is included in other noncurrent liabilities on the consolidated balance sheets. Future minimum rental commitments under long-term capital leases are $2.1 million, $1.1 million, $2.9 million, $0.4 million and $0.4 million for the years ended 2014, 2015, 2016, 2017 and 2018, respectively.

Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment, net
(4)	Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following as of year-end 2013 and 2012:

	2013	2012
Land (non-mineral bearing)	$4,605	$4,605
Land (mineral bearing) and asset retirement costs	16,524	15,449
Buildings and improvements	40,795	40,681
Plants, machinery and equipment	247,681	231,454
Mobile equipment and barges	8,060	7,859
Construction in progress	23,394	15,301
Other	1,845	1,373

Property, plant and equipment	342,904	316,722
Less accumulated depreciation, depletion and amortization	(36,700)	(25,056)

Property, plant and equipment, net	$306,204	$291,666

The Company is developing an underground mine through which over 200 years of limestone reserves may be accessed. Limestone is a raw material used in the production of cement. As of year-end 2013 and 2012, the underground mine development costs included in construction in progress totaled $22.9 million and $6.6 million, respectively. Costs for mine development are capitalized and include costs incurred for site preparation and development of the mine.

Depreciation and depletion expense of property, plant and equipment was $11.6 million, $10.3 million and $9.8 million, for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively.